Schedule I - Additional Information of Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,970,183	$ 269,914	¥ 1,978,696	¥ 1,703,626
Short-term investments	583,764	79,975	410,547
Prepayments and other receivables, net	598,045	81,932	567,622
Total current assets	4,169,356	571,199	4,526,719
Non-current assets:
Long-term investments	556,136	76,190	467,095
Other non-current assets	152,094	20,837	80,411
Total non-current assets	921,365	126,227	966,360
TOTAL ASSETS	5,090,721	697,426	5,493,079
Current liabilities:
Total current liabilities	1,306,991	179,057	1,691,465
TOTAL LIABILITIES	1,396,169	191,274	1,781,618
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,358,237	1,830,071	13,268,487
Treasury shares (US$0.001 par value, 12,240,463 and 16,439,902 shares as of December 31, 2023 and 2024, respectively)	(483,806)	(66,281)	(377,988)
Accumulated deficit	(9,171,363)	(1,256,472)	(9,163,134)
Accumulated other comprehensive loss	(9,469)	(1,297)	(16,825)
TOTAL SHAREHOLDERS' EQUITY	3,694,552	506,152	3,711,461	¥ 3,881,672	¥ 6,420,459
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,090,721	697,426	5,493,079
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	641	88	609
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	42	305
Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	7	1	7
Parent Company
Current assets:
Cash and cash equivalents	12,267	1,681	22,199
Short-term investments	40,184	5,505	71,570
Prepayments and other receivables, net	50,631	6,936	53,665
Total current assets	103,082	14,122	147,434
Non-current assets:
Long-term investments	51,783	7,094	5,628
Investments in and amounts due from subsidiaries	3,542,000	485,252	3,559,862
Total non-current assets	3,593,783	492,346	3,565,490
TOTAL ASSETS	3,696,865	506,468	3,712,924
Current liabilities:
Accrued expenses and other current liabilities	2,313	316	1,463
Total current liabilities	2,313	316	1,463
TOTAL LIABILITIES	2,313	316	1,463
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,358,237	1,830,071	13,268,487
Treasury shares (US$0.001 par value, 12,240,463 and 16,439,902 shares as of December 31, 2023 and 2024, respectively)	(483,806)	(66,281)	(377,988)
Accumulated deficit	(9,171,363)	(1,256,472)	(9,163,134)
Accumulated other comprehensive loss	(9,469)	(1,297)	(16,825)
TOTAL SHAREHOLDERS' EQUITY	3,694,552	506,152	3,711,461
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,696,865	506,468	3,712,924
Parent Company | Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	641	88	609
Parent Company | Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	42	305
Parent Company | Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	¥ 7	$ 1	¥ 7